Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Excess of Fair Value over Carrying Value, and Goodwill allocated to Reporting Units (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill	$ 1,151,187	[1],[2]	$ 969,560	[1],[2]	$ 894,374	[1]
Toplofikatsia Rousse (TPP Rousse)
Excess of fair valueover carrying value	11.00%
Goodwill	83,513
Southern Kuzbass Power Plant (SKPP)
Excess of fair valueover carrying value	14.00%
Goodwill	$ 118,851

[1]	Net of effects of intersegment eliminations
[2]	See Note 3(f)